UMB SCOUT FUNDS

STOCK FUND

QUARTERLY REPORT

SEPTEMBER 30, 1998

A no-load mutual fund with primary emphasis on long-term growth of both capital and income.

TO THE SHAREHOLDERS

The UMB Scout Stock Fund closed the quarter ended September 30, 1998, at $18.02 per share and had a total return (price change and reinvested distributions) of -8.20% for the period. This result was better than the average for comparable funds, as shown in the Lipper Growth Fund Index return of -11.94% and the Value Line Composite Index return of -17.80%. The Fund's objective is to provide investors with long-term growth of both capital and dividend income; current yield is secondary to the long-term growth objective.

Stock market activity during the quarter served as a wake-up call to some investors. After a peak in early July, the market declined steadily and closed August with a loss of more than 500 points in the Dow Jones Industrial Average. September provided moderate recovery as the "flight to quality" out of small capitalization stocks and into large caps drove up prices.

Much of the broad market had been falling since the end of the first quarter, but the most popular stock market indices, the Dow Jones Industrial Average and the Standard & Poor's 500 Index, did not reflect this. The Dow is an index of 30 stocks and represents a very small part of the universe of over 10,000 stocks available for investment.

The S&P 500 Index includes a larger number of companies and is weighted by the capitalization of each company. Because the large companies have grown so quickly in the past three years, the bulk of the index return is in the largest 14 stocks. The largest four stocks in the index represent over 50% of its year-to-date return. To match or beat the return of the S&P 500 Index, a fund portfolio must be positioned like the index, or overweighted in the top stocks of the index. This approach accepts an inordinate amount of risk in the hope that the bull market will continue indefinitely.

Rather than assume such risk in the midst of economic and market conditions that do not favor continued extremely high returns, we continue to use an equally weighted portfolio in your Fund, diversifying our investments among various industries. The Fund is overweighted in utilities, relative to the S&P 500 Index, in order to capture the extraordinary dividends that utility stocks provide. As in the past, the Fund is underweighted in financial and technology stocks because the volatility in these sectors is inconsistent with our risk-averse style of management.

The Fund added shares of IMS Health Systems during the quarter. Holdings in Rohm & Haas, Waste Management, Masco, Archer Daniels Midland and CISCO were increased. Holdings were eliminated in Cognizant, Hillenbrand and AMP, and reduced in Black & Decker, Media One Group, American Home Products, Anheuser Busch, Bard, Brinker International, Bristol Myers, First Chicago NBD, Apple Computer, IBM and Lucent Technologies. In the utility sector, the Fund sold shares in Central & Southwest, Dominion Resources, SBC Communications, Texas Utilities and Williams Companies.

Even with these sales of utility stocks, the exposure to this sector increased from last quarter because of increases in stock prices.

The cash reserves held in the Fund fulfilled their intended purpose during August. Although the Fund's net asset value did decline, it retained more value than the major indices and many comparable funds. The last three years have tested the Fund, but we have held to our investment discipline. We intend to maintain our objective of consistent long-term growth, balancing risk and reward in a diversified portfolio.

We want to remind all shareholders that the Fund name is changing to UMB Scout Stock Fund, Inc., effective October 31, 1998. However, the ticker symbol will remain UMBSX.

We appreciate you as a valued shareholder of UMB Scout Stock Fund and encourage your questions and comments.

Sincerely,

David B. Anderson
/S/David B. Anderson
UMB Investment Advisors


FUND DIVERSIFICATION - PIE CHART


COMPARATIVE RATES OF RETURN
as of September 30, 1998

                        3 3/4  Years    9 3/4  Years    15 3/4  Years

UMB Scout Stock Fund    12.55%          10.94%          12.04%
Lipper Growth
  Fund Index*           21.00%          15.23%          14.35%
S&P 500*                26.18%          17.40%          17.04%
Value Line Composite*   11.48%           7.88%           8.63%

UMB Scout Stock Fund's average annual compound returns for 1-, 5- and 10-year periods ended September 30, 1998, are -1.67%, 10.85% and 10.91%, respectively.

Performance data contained in this report are for past periods only. Past performance is not indicative of future results. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

* Unmanaged index of stocks, bonds or mutual funds (there are no direct investments or fees in these indices).

TOP TEN EQUITY HOLDINGS

                                                Market          Percent
                                                Value (000's)   of Total

SBC Communications, Inc.                     $  3,111           1.78%
International Business Machines Corp.           2,560           1.46%
Unicom Corp.                                    2,317           1.32%
Bob Evans Farms, Inc.                           2,293           1.31%
Alza Corp.                                      2,169           1.24%
Williams Companies, Inc.                        2,156           1.23%
USX-Marathon Group                              2,126           1.21%
Comsat Corp.                                    2,115           1.21%
Bassett Furniture Industries, Inc.              2,088           1.19%
Entergy Corp.                                   1,999           1.14%
Top 10 Equity Holdings Total:                $ 22,934          13.09%

As of September 30, 1998, statement of assets.




Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.



FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (unaudited)

Statement of Net Assets

                                                                        Market
        Shares  Company                                                 Value

COMMON STOCKS - 76.71%
Basic Materials - 10.15%
         5,000  Aluminum Co. of America                           $     355,000
        85,000  Brush Wellman, Inc.                                   1,179,375
        20,000  Carpenter Technology Corp.                              731,250
        12,000  Corning, Inc.                                           353,250
        69,150  Cyprus Amax Minerals Co.                                916,237
         6,000  duPont (E.I.) deNemours & Co.                           336,750
        25,000  Eastman Chemical Co.                                  1,260,938
       100,000  Engelhard Corp.                                       1,768,750
         7,000  Georgia Pacific Corp.                                   319,375
         7,000  Georgia Pacific Corp. Timber Group                      136,062
        25,000  Hercules, Inc.                                          751,563
        35,000  International Paper Co.                               1,631,875
        53,000  Mallinckrodt Group, Inc.                              1,076,562
        50,000  Nalco Chemical Co.                                    1,475,000
        30,000  Newmont Mining Co.                                      727,500
        30,000  Rohm & Haas Co.                                         834,375
        27,000  Union Camp Corp.                                      1,063,125
        35,000  Weyerhaeuser Co.                                      1,476,563
       110,000  Worthington Industries, Inc.                          1,375,000
                                                                     17,768,550
Capital Goods - 4.94%
        30,000  Aeroquip-Vickers, Inc.                                  862,500
        15,000  Briggs & Stratton Corp.                                 616,875
        50,000  Browning Ferris Industries, Inc.                      1,512,500
       125,000  Calgon Carbon Corp.                                     929,688
        33,000  Cooper Industries, Inc.                               1,344,750
         7,000  Deere & Co.                                             211,750
         2,500  Fluor Corp.                                             102,656
        18,000  Global Industries Technologies, Inc.                    126,000
        24,000  Grainger (W.W.), Inc.                                 1,011,000
        40,000  Snap-On, Inc.                                         1,232,500
        14,500  Waste Management International PLC                       96,906
                                                                      8,647,125
Consumer Cyclical - 12.45%
        40,000  American Greetings Corp.                              1,582,500
        20,000  Ascent Entertainment Group                              160,000
        71,375  Bassett Furniture Industries, Inc.                    2,087,719
        10,000  Black & Decker Corp.                                    416,250
        40,000  Block (H & R), Inc.                                   1,655,000
        40,000  Brown Group, Inc.                                       615,000
        50,000  Dillards, Inc.                                        1,415,625
        40,000  Donnelley (R.R.) & Sons Co.                           1,407,500
        28,000  Dun & Bradstreet                                        756,000
         5,000  Ford Motor Co.                                          234,688
        14,000  Gannett Co., Inc.                                       749,875
        15,000  General Motors Corp.                                    820,312
        40,000  Genuine Parts Co.                                     1,202,500
        25,000  Hillenbrand Industries, Inc.                          1,225,000
        50,000  Limited, Inc.                                         1,096,875
        24,000  Masco Corp.                                             591,000
        10,000  May Department Stores Co.                               515,000
        15,000  Media General, Inc., Cl. A                              581,250
         5,000  Media One Group, Inc.                                   222,187
        25,000  Penney (J.C.) & Co., Inc.                             1,123,438
        18,000  Pharmacia & Upjohn, Inc.                                903,375
        25,000  Readers Digest Assc. `A'                                478,125
       100,000  Sensormatic Electronics Corp.                           587,500
       120,000  Stride Rite Corp.                                       982,500
        25,000  Toys `R' Us, Inc.                                       404,687
                                                                     21,813,906
Consumer Staples - 14.85%
        20,000  Abbott Laboratories                                     868,750
        50,000  Alza Corp.                                            2,168,750
        16,000  American Home Products Corp.                            838,000
         8,000  Anheuser-Busch Companies, Inc.                          432,000
        99,750  Archer-Daniels-Midland Co.                            1,670,812
        40,000  Bard (C.R.), Inc.                                     1,475,000
       115,000  Bob Evans Farms, Inc.                                 2,292,813
        85,000  Brinker International                                 1,593,750
        12,000  Bristol-Myers Squibb Co.                              1,246,500
        25,000  Covance, Inc.                                           648,437
        70,000  Darden Restaurants, Inc.                              1,120,000
        10,000  Eastman Kodak Co.                                       773,125
        19,000  Heinz (H.J.) Co.                                        971,375
        15,000  IMS Health, Inc.                                        929,063
        40,000  International Flavors & Fragrances, Inc.              1,320,000
        25,000  Kimberly Clark Corp.                                  1,012,500
        95,000  Lance, Inc.                                           1,876,250
        10,000  Merck & Co., Inc.                                     1,295,625
        65,000  Mylan Laboratories, Inc.                              1,917,500
         5,000  Nielsen Media Research                                   51,250
         5,600  R H Donnelley Corp.                                      69,300
        60,000  Rubbermaid, Inc.                                      1,436,250
                                                                     26,007,050
Energy - 7.29%
        30,000  Amoco Corp.                                           1,616,250
        17,000  Atlantic Richfield Co.                                1,205,937
        40,000  Baker Hughes, Inc.                                      837,500
        10,000  Burlington Resources, Inc.                              373,750
        30,000  Dresser Industries, Inc.                                918,750
        30,000  Halliburton Co.                                         856,875
        25,000  Kerr-McGee Corp.                                      1,137,500
        80,000  Mitchell Energy & Development                         1,015,000
        25,000  Phillips Petroleum Co.                                1,128,125
        15,000  Schlumberger LTD                                        754,688
        65,000  Union Pacific Resources Group, Inc.                     800,313
        60,000  USX-Marathon Group                                    2,126,250
                                                                     12,770,938
Financial - 0.77%
         7,500  First Chicago NBD Corp.                                 513,750
        20,000  Liberty Corp. S.C.                                      831,250
                                                                      1,345,000
Technology - 6.02%
        35,000  Apple Computer, Inc.                                  1,334,375
        20,000  Boeing Co.                                              686,250
         1,500  Cisco Systems, Inc.                                      92,719
        23,625  Compaq Computer Corp.                                   747,141
        10,000  Electronic Data Systems Corp.                           331,875
        20,000  International Business Machines Corp.                 2,560,000
         3,000  Lucent Technologies, Inc.                               207,187
        32,000  Motorola, Inc.                                        1,366,000
        40,000  Novell, Inc.                                            490,000
        20,000  Perkin-Elmer Corp.                                    1,373,750
         1,147  Raytheon Co. Cl. A                                       59,429
        12,000  Telxon Corp.                                            244,500
        20,000  Texas Instruments, Inc.                               1,055,000
                                                                     10,548,226
Transportation & Services - 3.28%
        40,000  CNF Transportation, Inc.                              1,165,000
        20,000  Consolidated Freightways Corp.                          165,000
         3,000  Cotelligent Group, Inc.                                  52,687
        15,000  CSX Corp.                                               630,938
           900  Duke Realty Investment, Inc.                             20,869
        24,000  FDX Corp.                                             1,083,000
        15,000  Norfolk Southern Corp.                                  435,937
        20,000  Roadway Express, Inc.                                   220,000
        45,000  Southwest Airlines Co.                                  900,000
        25,000  Union Pacific Corp.                                   1,065,625
                                                                      5,739,056
Utilities - 16.96%
        28,000  AT&T Corp.                                            1,636,250
        40,000  Ameren Corp.                                          1,677,500
        32,000  Bell Atlantic Corp.                                   1,550,000
        22,000  Bell South Corp.                                      1,655,500
        25,000  Central & South West Corp.                              714,062
        60,000  Comsat Corp.                                          2,115,000
        40,000  Dominion Resources Inc. VA                            1,785,000
         6,000  Duke Energy Corp.                                       397,125
        65,000  Entergy Corp.                                         1,998,750
        45,000  Florida Progress Corp.                                1,949,063
        10,000  GTE Corp.                                               550,000
        75,000  Niagara Mohawk Power Corp.                            1,153,125
        70,000  SBC Communications, Inc.                              3,110,625
        50,000  Scana Corp.                                           1,678,125
        38,000  Texas Utilities Co.                                   1,769,375
        22,273  U. S. West, Inc.                                      1,167,940
        62,000  Unicom Corp.                                          2,317,250
        75,000  Williams Companies, Inc.                              2,156,250
        10,000  Wisconsin Energy Corp.                                  315,625
                                                                     29,696,565
TOTAL COMMON STOCKS - 76.71%                                        134,336,416


        Face                                                                         Market
        Amount          Description                                                  Value
CONVERTIBLE CORPORATE BONDS - 0.87%
$      500,000       Telxon Corp., Cv. Sub. Deb., 7.50%, due June 1, 2012            $     510,000
     1,000,000       WMX Technologies, Inc., Cv. Sub. Notes, 2.00%, due January 24, 2005 1,010,000
TOTAL CONVERTIBLE CORPORATE BONDS - 0.87%                                                1,520,000

SHORT-TERM CORPORATE NOTES - 17.65%
     1,500,000       Amoco Co., 5.15%, due November 10, 1998                             1,491,202
     1,500,000       Beckton Dickenson, 5.46%, due October 26, 1998                      1,494,085
     1,500,000       Bellsouth Telecommunications Inc., 5.48%, due October 14, 1998      1,496,803
     1,000,000       Bellsouth Telecommunications Inc., 5.47%, due October 20, 1998        996,961
     1,500,000       Chevron USA, Inc., 5.53%, due October 2, 1998                       1,499,539
     1,500,000       Coca-Cola Co., 5.42%, due November 6, 1998                          1,491,644
     1,500,000       duPont (E.I.) deNemours & Co., 5.49%, due October 2, 1998           1,499,543
     1,500,000       duPont (E.I.) deNemours & Co., 5.48%, due October 21, 1998          1,495,205
     1,500,000       Gannett Inc., 5.48%, due October 23, 1998                           1,494,748
     1,500,000       General Mills Inc., 5.48%, due October 2, 1998                      1,499,543
     1,500,000       General RE Corp., 5.49%, due October 6, 1998                        1,498,627
     1,000,000       General RE Corp., 5.50%, due November 17, 1998                        992,667
     1,500,000       Heinz (H.J.) Co., 5.46%, due October 22, 1998                       1,494,995
     1,500,000       Hershey Foods Corp., 5.48%, due October 7, 1998                     1,498,402
     1,500,000       Lucent Technologies, Inc., 5.46%, due October 16, 1998              1,496,360
     1,500,000       Motorola, Inc., 5.48%, due October 7, 1998                          1,498,402
     1,500,000       Penney (J.C.) & Co., 5.52%, due October 5, 1998                     1,498,850
     1,500,000       PepsiCo, Inc., 5.49%, due October 9, 1998                           1,497,941
     1,000,000       Proctor & Gamble Co., 5.45%, due October 13, 1998                     998,032
     1,500,000       Sara Lee Corp., 5.20%, due October 28, 1998                         1,493,933
     1,000,000       Times Mirror Co., 5.47%, due November 3, 1998                         994,834
     1,500,000       Toys `R' Us, Inc., 5.30%, due October 27, 1998                      1,494,038
TOTAL SHORT-TERM CORPORATE NOTES - 17.65%                                               30,916,354

GOVERNMENT SPONSORED ENTERPRISES - 3.98%
	2,000,000	Federal Home Loan Banks, Discount Notes,
                     5.37%, due November 23, 1998                                        1,983,890
	1,500,000	Federal Home Loan Mortgage Corp., Discount Notes,
                     5.35%, due October 2, 1998                                          1,499,554
	2,000,000	Federal Home Loan Mortgage Corp., Discount Notes,
                     5.40%, due October 6, 1998                                          1,998,200
	1,500,000	Federal Home Loan Mortgage Corp., Discount Notes,
                     5.34%, due November 25, 1998                                        1,487,540
TOTAL GOVERNMENT SPONSORED ENTERPRISES - 3.98%                                           6,969,184

REPURCHASE AGREEMENT - 0.26%
	  455,000	Northern Trust Co., 5.35%, due October 1, 1998
                    (Collateralized by U.S. Treasury Notes, 5.875%, due March 31, 1999)    455,000
TOTAL INVESTMENTS - 99.47%                                                           $ 174,196,954

Other assets less liabilities - 0.53%                                                      925,691

TOTAL NET ASSETS - 100.00%
	(equivalent to $18.02 per share; 20,000,000 shares of $1.00 par value
        capital shares authorized; 9,719,849 shares outstanding)                      $ 175,122,645

BASIS OF DETERMINING MARKET VALUE. Each investment is valued at the latest sales price on September 30, 1998, as reported by the principal exchange on which the issue is listed. If no sale is reported, or if unlisted, the average of the latest bid and asked price is used.


This report has been prepared for the information of the Shareholders of UMB Scout Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other UMB Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


UMB SCOUT FUNDS
100% No-Load Mutual Funds
Stock Fund
Regional Fund
WorldWide Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

MANAGER AND INVESTMENT COUNSEL
UMB Bank, n.a., Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson, Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a., Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc.
Kansas City, Missouri

UMB Scout Funds

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL FREE 800-996-2862

www.umb.com

"UMB" and "Scout" are registered service marks of UMB Financial
Corporation.
UMB Financial Corporation also claims service mark rights to the Scout design.